Note 6 - Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Property, Plant and Equipment [Table Text Block]
	(in thousands)
	2019	2018
Land and improvements	$4,069	$4,069
Buildings	17,327	17,602
Equipment	5,857	5,253
	27,253	26,924
Less accumulated depreciation	8,464	7,956
Premises and equipment, net	$18,789	$18,968